REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Revenue

For the years ended December 31	2017	2016
Gold bullion sales[1]
Spot market sales	$7,566	$7,650
Concentrate sales	65	258
	$7,631	$7,908
Copper concentrate sales[1]	$608	$466
Other sales[2]	$135	$184
Total	$8,374	$8,558

[1]	Revenues include amounts transferred from OCI to earnings for commodity cash flow hedges (see note 25d). Revenue is presented net of direct sales taxes of $nil (2016: $2 million).

[2]
Revenues include the sale of by-products from our gold and copper mines and energy sales to third parties from the Monte Rio power plant at our Pueblo Viejo mine up until its disposition on August 18, 2016.

Disclosure of provisionally prices sales
Our exposure at December 31, 2017 to the impact of movements in market commodity prices for provisionally priced sales is set out in the following table:

	Volumes subject to final pricing Copper (millions) Gold (000s)		Impact on net income before taxation of 10% movement in market price US$
As at December 31	2017	2016	2017	2016
Copper pounds	40	44	$13	$11
Gold ounces	—	13	—	2